Schedule of Investment Securities Classified as Current and Long-Term (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Investment [Line Items]
Amortized Cost	$ 9,072	$ 9,550
Gross Unrealized Gains	516	377
Gross Unrealized Losses	(41)	(127)
Total debt securities, Fair Value	9,547	9,800
Debt Securities | Tax-exempt municipal securities
Investment [Line Items]
Amortized Cost	2,931	2,911
Gross Unrealized Gains	140	93
Gross Unrealized Losses	(3)	(33)
Total debt securities, Fair Value	3,068	2,971
Debt Securities | Residential Mortgage-Backed Securities
Investment [Line Items]
Amortized Cost	17	22
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Total debt securities, Fair Value	17	22
Debt Securities | Commercial Mortgage-Backed Securities
Investment [Line Items]
Amortized Cost	846	662
Gross Unrealized Gains	16	20
Gross Unrealized Losses	(19)	(9)
Total debt securities, Fair Value	843	673
Debt Securities | Asset-backed Securities
Investment [Line Items]
Amortized Cost	28	63
Gross Unrealized Gains	1	1
Gross Unrealized Losses	0	(1)
Total debt securities, Fair Value	29	63
Debt Securities | Corporate Debt Securities
Investment [Line Items]
Amortized Cost	3,432	3,474
Gross Unrealized Gains	299	223
Gross Unrealized Losses	(13)	(30)
Total debt securities, Fair Value	3,718	3,667
Debt Securities | U.S. Treasury And Other U.S. Government Corporations And Agencies | U.S. Treasury And Agency Obligations
Investment [Line Items]
Amortized Cost	365	584
Gross Unrealized Gains	10	6
Gross Unrealized Losses	(1)	(6)
Total debt securities, Fair Value	374	584
Debt Securities | U.S. Treasury And Other U.S. Government Corporations And Agencies | Mortgage-Backed Securities
Investment [Line Items]
Amortized Cost	1,453	1,834
Gross Unrealized Gains	50	34
Gross Unrealized Losses	(5)	(48)
Total debt securities, Fair Value	$ 1,498	$ 1,820